MINERAL PROPERTY, PLANT, AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	$ 39,009
Property and equipment at end of period	165,686	$ 39,009
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	39,749	6,697
Additions	128,124	31,241
Transfers	0	0
Effect of foreign currency translation		1,811
Property and equipment at end of period	167,873	39,749
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(740)	(317)
Depreciation for the year	(1,447)	(395)
Effect of foreign currency translation		(28)
Property and equipment at end of period	(2,187)	(740)
Property and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	3,441
Property and equipment at end of period	16,630	3,441
Property and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	4,181	2,471
Additions	9,553	1,808
Transfers	(5,083)	(232)
Effect of foreign currency translation		134
Property and equipment at end of period	18,817	4,181
Property and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(740)	(317)
Depreciation for the year	(1,447)	(395)
Effect of foreign currency translation		(28)
Property and equipment at end of period	(2,187)	(740)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	28,768
Property and equipment at end of period	84,283	28,768
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	28,768	0
Additions	60,598	27,071
Transfers	(5,083)	232
Effect of foreign currency translation		1,465
Property and equipment at end of period	84,283	28,768
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation		0
Property and equipment at end of period	0	0
Mineral property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	4,312
Property and equipment at end of period	62,285	4,312
Mineral property [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	4,312	0
Additions	57,973	0
Transfers	0	4,092
Effect of foreign currency translation		220
Property and equipment at end of period	62,285	4,312
Mineral property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation		0
Property and equipment at end of period	0	0
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488
Property and equipment at end of period	2,488	2,488
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,488	4,226
Additions	0	2,362
Transfers	0	(4,092)
Effect of foreign currency translation		8
Property and equipment at end of period	2,488	2,488
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation		0
Property and equipment at end of period	$ 0	$ 0